Discontinued Operations - Summary of Financial Impact of Discontinued Operations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Discontinued Operations [Line Items]
Proceeds	$ 6,410
Gain (Loss) on Sale	4,380
Gain (Loss) on Sale Net of Income Taxes	3,473
AOCI	(19)
Net Earnings and Retained Earnings	3,492
SQM [Member]
Disclosure of Discontinued Operations [Line Items]
Proceeds	5,126
Gain (Loss) on Sale	4,278
Gain (Loss) on Sale Net of Income Taxes	3,366
AOCI	0
Net Earnings and Retained Earnings	3,366
ICL [Member]
Disclosure of Discontinued Operations [Line Items]
Proceeds	685
Gain (Loss) on Sale	19
Gain (Loss) on Sale Net of Income Taxes	(19)
AOCI	(19)
Net Earnings and Retained Earnings	0
APC [Member]
Disclosure of Discontinued Operations [Line Items]
Proceeds	501
Gain (Loss) on Sale	121
Gain (Loss) on Sale Net of Income Taxes	126
AOCI	0
Net Earnings and Retained Earnings	126
Conda Phosphate operations [Member]
Disclosure of Discontinued Operations [Line Items]
Proceeds	98
Gain (Loss) on Sale	0
Gain (Loss) on Sale Net of Income Taxes	0
AOCI	0
Net Earnings and Retained Earnings	$ 0